UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430

                        OPPENHEIMER U.S. GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.3%
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series
2005-1A, Cl. A2, 5.38%, 4/20/08(1)                                     $   1,350,000     $    1,351,275
-----------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 5.80%, 5/25/34(1)                    6,800,000          6,825,107
-----------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B, 5.42%, 9/25/36(1,2)                 1,430,000          1,430,858
-----------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile
Asset-Backed Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09             4,780,000          4,726,468
-----------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Manufactured Housing
Contract Sr. Sub. Pass-Through Certificates, Series 2000-4, Cl.
M1, 8.73%, 5/1/32(3,4)                                                       733,209             14,963
-----------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                 1,480,000          1,479,763
-----------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36(1)                                1,860,767          1,862,832
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                                 980,000            979,360
-----------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable
Nts., Series 2000-A, Cl. B, 8/15/25(2,3,4)                                 4,550,157             45,502
-----------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35(1)                 6,310,000          6,316,162
-----------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.42%, 7/25/36(1)                  2,730,000          2,731,638
-----------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36(1)                  1,570,318          1,571,354
-----------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                   2,205,998          2,192,136
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                   2,022,086          2,015,354
-----------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.58%, 7/25/35(1)                               1,670,000          1,673,365
-----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series
2006-2, Cl. 2A2, 5.42%, 7/1/36(1)                                          4,570,000          4,572,745
-----------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. A F2, 3.914%, 5/25/35(1)                    474,531            472,701
-----------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36(1)                     1,550,000          1,553,020
-----------------------------------------------------------------------------------------------------------
RAMP, Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.40%, 7/25/36(1)                   1,525,729          1,526,755
-----------------------------------------------------------------------------------------------------------
RASC, Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 5.42%,
9/25/36(1)                                                                 3,420,000          3,422,053
-----------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1, 5.38%, 4/25/36(1)                     1,525,373          1,526,373
-----------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Interest-Only Stripped
Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 15.953%,
2/25/32(5)                                                                17,668,618          2,790,993
-----------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Pass-Through Certificates,              3,849,074          3,431,790
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32


1  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%,
7/25/36(1)                                                             $   2,710,000     $    2,711,626
                                                                                         -----------------
Total Asset-Backed Securities (Cost $61,330,974)                                             57,224,193
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--82.3%
-----------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--69.5%
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--68.1%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                                              5,035,728          5,222,590
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 7/1/19                                                              2,810,462          2,736,889
5%, 7/1/33-6/1/34                                                         16,607,668         16,272,011
6%, 7/1/20-9/1/24                                                         18,001,489         18,313,664
6.50%, 4/1/18-3/1/29                                                       7,764,486          7,956,877
7%, 8/1/16-3/1/32                                                         11,358,812         11,721,668
7.50%, 9/1/12-4/1/36                                                       7,623,707          7,963,012
8%, 4/1/16                                                                 1,670,067          1,768,421
9%, 8/1/22-5/1/25                                                            397,828            426,547
11.50%, 6/1/20-11/17/20                                                      295,517            326,622
12.50%, 7/1/19                                                               114,268            125,489
13%, 8/1/15                                                                   92,807            102,356
14%, 1/1/11                                                                   33,375             37,588
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 3057, Cl. LG, 5%, 10/15/35                                          5,000,000          4,789,037
Series 3138, Cl. PA, 5.50%, 2/15/27                                       13,961,237         14,046,616
Series 3153, Cl. FJ, 5.70%, 5/15/36(1)                                     1,693,946          1,699,416
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1644, Cl. S, 5.832%, 12/15/23(1)                                    4,842,285          4,904,190
Series 2043, Cl. ZP, 6.50%, 4/15/28                                        2,881,411          2,958,209
Series 2055, Cl. ZM, 6.50%, 5/15/28                                        1,939,794          1,981,791
Series 2080, Cl. Z, 6.50%, 8/15/28                                         2,524,974          2,583,794
Series 2220, Cl. PD, 8%, 3/15/30                                             443,846            471,962
Series 2326, Cl. ZP, 6.50%, 6/15/31                                        1,217,422          1,252,984
Series 2368, Cl. PR, 6.50%, 10/15/31                                       4,785,045          4,938,834
Series 2387, Cl. PD, 6%, 4/15/30                                             758,880            759,774
Series 2392, Cl. PV, 6%, 12/15/20                                          9,952,000         10,004,644
Series 2427, Cl. ZM, 6.50%, 3/15/32                                        4,012,448          4,146,308
Series 2500, Cl. FD, 5.82%, 3/15/32(1)                                       951,772            958,477
Series 2526, Cl. FE, 5.72%, 6/15/29(1)                                     1,372,164          1,370,700
Series 2530, Cl. FD, 5.82%, 2/15/32(1)                                     1,922,960          1,928,839
Series 2551, Cl. FD, 5.72%, 1/15/33(1)                                     1,072,342          1,083,155
Series 2583, Cl. KA, 5.50%, 3/15/22                                        1,023,451          1,022,083
Series 2939, Cl. PE, 5%, 2/15/35                                           8,458,000          8,089,557
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                  98,660             98,394
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 13.244%, 2/1/28(5)                                       551,043            105,587
Series 195, Cl. IO, 8.498%, 4/1/28(5)                                      7,763,855          1,693,957


2  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 200, Cl. IO, 12.324%, 1/1/29(5)                                 $     663,292     $      133,121
Series 2003-118, Cl. S, 9.27%, 12/25/33(5)                                 8,477,340          1,038,605
Series 2005-87, Cl. SG, 10.013%, 10/25/35(5)                              13,191,735            767,221
Series 205, Cl. IO, 9.581%, 9/1/29(5)                                      3,409,468            697,462
Series 206, Cl. IO, (12.910)%, 12/1/29(5)                                    967,697            212,459
Series 2074, Cl. S, (1.176)%, 7/17/28(5)                                     715,673             74,477
Series 2079, Cl. S, (1.989)%, 7/17/28(5)                                   1,137,488            125,597
Series 2122, Cl. S, 4.838%, 2/15/29(5)                                     5,245,285            437,780
Series 217, Cl. IO, 5.189%, 1/1/32(5)                                      1,267,685            263,172
Series 2304, Cl. SK, 3.483%, 6/15/29(5)                                    4,672,522            339,300
Series 2493, Cl. S, 4.926%, 9/15/29(5)                                     1,008,789             77,086
Series 2526, Cl. SE, 1.043%, 6/15/29(5)                                    1,817,355             91,452
Series 2819, Cl. S, (0.463)%, 6/15/34(5)                                  15,241,353          1,046,404
Series 2920, Cl. S, (1.787)%, 1/15/35(5)                                   9,382,299            445,266
Series 3000, Cl. SE, (2.753)%, 7/15/25(5)                                 11,080,719            417,771
Series 3004, Cl. SB, 6.715%, 7/15/35(5)                                   14,480,683            417,480
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19-12/1/20                                                     15,380,025         14,993,220
4.50%, 9/1/18-12/1/21(6)                                                  16,674,917         16,263,945
5%, 2/1/18-3/1/34                                                         51,738,973         51,000,475
5%, 12/1/21-12/1/36(6)                                                    56,049,000         55,211,181
5.50%, 1/1/33-1/1/34                                                      38,252,294         38,218,899
5.50%, 12/1/21-12/1/36(6)                                                 21,945,000         21,969,926
6%, 7/1/24-5/1/33                                                         28,100,243         28,515,316
6%, 12/18/21-4/1/33(6)                                                    40,411,068         41,128,860
6.50%, 6/1/17-9/1/32                                                      37,415,509         38,428,252
6.50%, 12/1/36(6)                                                         17,380,000         17,738,463
7%, 11/1/17-3/1/36                                                        18,779,532         19,414,103
7.50%, 2/1/27-8/1/33                                                      19,383,445         20,275,733
8%, 12/1/22                                                                   61,883             65,449
8.50%, 7/1/32                                                                150,076            161,899
11%, 7/1/16                                                                   54,899             60,620
11.50%, 11/1/15                                                               50,205             55,306
13%, 11/1/12                                                                   5,034              5,177
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor, Trust, CMO Interest-Only
Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 5.641%,
7/25/41(5)                                                                 7,427,629            145,503
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2001-T6,
Cl. B, 6.088%, 5/25/11                                                    10,000,000         10,512,999
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                                      8,517,299          9,016,997
Trust 1992-34, Cl. G, 8%, 3/25/22                                            134,083            135,792
Trust 2001-42, Cl. QF, 6.30%, 9/25/31(1)                                   6,005,376          6,149,505
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           392,684            392,277
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                     4,509,522          4,630,823
Trust 2001-70, Cl. LR, 6%, 9/25/30                                         2,322,266          2,325,590
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           170,500            170,377
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            98,649             98,423


3  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                  $   1,523,081     $    1,574,497
Trust 2002-52, Cl. FD, 5.82%, 9/25/32(1)                                   1,279,396          1,284,917
Trust 2002-59, Cl. F, 5.72%, 9/25/32(1)                                    3,544,832          3,573,463
Trust 2002-77, Cl. WF, 5.72%, 12/18/32(1)                                  1,592,514          1,605,548
Trust 2002-9, Cl. PC, 6%, 3/25/17                                          3,737,366          3,808,497
Trust 2003-116, Cl. FA, 5.72%, 11/25/33(1)                                   877,538            880,895
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                      3,128,000          3,117,569
Trust 2003-84, Cl. PW, 3%, 6/25/22                                         3,458,710          3,397,767
Trust 2003-89, Cl. XF, 5.72%, 11/25/32(1)                                  1,986,110          1,999,644
Trust 2004-101, Cl. BG, 5%, 1/25/20                                        4,060,000          4,007,557
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                    2,490,000          2,439,297
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                      2,280,000          2,286,978
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                     6,910,000          6,957,914
Trust 2006-46, Cl. SW, 4.693%, 6/25/36(1)                                  1,083,188          1,107,012
Trust 2006-50, Cl. KS, 4.693%, 6/25/36(1)                                  3,686,673          3,739,248
Trust 2006-50, Cl. SA, 4.693%, 6/25/36(1)                                  3,996,797          4,036,639
Trust 2006-50, Cl. SK, 4.693%, 6/25/36(1)                                    163,924            165,280
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                      9,115,834          9,160,163
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 0.882%, 4/25/32(5)                                    952,511             77,791
Trust 2002-38, Cl. SO, (4.343)%, 4/25/32(5)                                1,351,517             78,033
Trust 2002-39, Cl. SD, (2.46)%, 3/18/32(5)                                 1,428,423            113,971
Trust 2002-48, Cl. S, 1.218%, 7/25/32(5)                                   1,575,148            135,172
Trust 2002-52, Cl. SL, 1.237%, 9/25/32(5)                                    974,918             85,463
Trust 2002-53, Cl. SK, (1.682)%, 4/25/32(5)                                  891,007             76,346
Trust 2002-56, Cl. SN, 2.229%, 7/25/32(5)                                  2,152,323            188,817
Trust 2002-77, Cl. IS, 0.744%, 12/18/32(5)                                 2,302,584            192,361
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 8.606%, 11/18/31(5)                                 5,153,822            499,855
Trust 2001-63, Cl. SD, 1.891%, 12/18/31(5)                                 1,697,869            153,081
Trust 2001-68, Cl. SC, 1.592%, 11/25/31(5)                                 1,195,284            104,819
Trust 2001-81, Cl. S, 1.953%, 1/25/32(5)                                   1,189,199            100,263
Trust 2002-41, Cl. S, 12.409%, 7/25/32(5)                                  4,592,020            412,057
Trust 2002-52, Cl. SD, (2.64)%, 9/25/32(5)                                 1,279,396            104,703
Trust 2002-77, Cl. SH, 2.022%, 12/18/32(5)                                 1,410,868            128,314
Trust 2002-9, Cl. MS, 1.512%, 3/25/32(5)                                   1,759,303            157,024
Trust 2003-33, Cl. SP, 11.283%, 5/25/33(5)                                 4,323,241            544,279
Trust 2003-4, Cl. S, 9.188%, 2/25/33(5)                                    2,825,428            307,039
Trust 2005-40, Cl. SB, (0.231)%, 5/25/35(5)                                6,460,305            270,439
Trust 2005-71, Cl. SA, 3.302%, 8/25/25(5)                                  6,995,798            439,591
Trust 2006-119, Cl. MS, 8.866%, 12/25/36(5)                                6,919,000            391,021
Trust 2006-33, Cl. SP, 13.485%, 5/25/36(5)                                 6,863,707            625,558
Trust 221, Cl. 2, 14.139%, 5/1/23(5)                                       2,843,275            623,010


4  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 240, Cl. 2, 21.288%, 9/1/23(5)                                   $   1,883,104     $      385,385
Trust 252, Cl. 2, 13.674%, 11/1/23(5)                                      1,318,138            292,919
Trust 303, Cl. IO, 13.409%, 11/1/29(5)                                       992,319            222,193
Trust 321, Cl. 2, 11.774%, 4/1/32(5)                                       4,559,631            960,217
Trust 322, Cl. 2, 14.977%, 4/1/32(5)                                       1,484,930            302,981
Trust 324, Cl. 2, 7.233%, 7/1/32(5)                                        3,529,713            723,597
Trust 329, Cl. 2, 10.036%, 1/1/33(5)                                       2,561,355            556,695
Trust 334, Cl. 12, 5.324%, 2/1/33(5)                                       7,069,548          1,522,043
Trust 340, Cl. 2, 7.009%, 9/1/33(5)                                        1,890,885            433,299
Trust 342, Cl. 2, 9.432%, 9/1/33(5)                                        5,946,230          1,240,866
Trust 344, Cl. 2, 7.447%, 12/1/33(5)                                       4,665,080            969,192
Trust 362, Cl. 12, 4.191%, 8/1/35(5)                                       3,327,226            658,326
Trust 362, Cl. 13, 4.212%, 8/1/35(5)                                       1,847,306            366,977
Trust 364, Cl. 15, 8.528%, 9/1/35(5)                                       5,096,143            963,433
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 327, Cl. 1, 6.515%, 9/1/32(7)                                          985,294            811,314
Trust 340, Cl. 1, 5.539%, 9/1/33(7)                                        1,890,885          1,424,790
                                                                                         ------------------
                                                                                            620,317,924
-----------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.4%
Government National Mortgage Assn.:
5.375%, 4/20/17(1)                                                            37,979             38,122
6.50%, 11/15/23-12/15/23                                                     138,047            142,312
7%, 1/15/28-1/20/30                                                          902,854            933,409
7.50%, 2/15/22-11/15/26                                                      699,080            730,599
8%, 9/15/07-8/15/28                                                          177,976            188,496
8.25%, 4/15/08                                                                 2,013              2,050
8.50%, 8/15/17-12/15/17                                                      661,463            705,824
9%, 9/15/08-5/15/09                                                            4,001              4,120
9.50%, 7/15/18-12/15/19                                                       42,244             46,205
10%, 8/15/17-8/15/19                                                          83,175             92,896
10.50%, 8/15/13-5/15/21                                                      378,048            423,004
11%, 10/20/19-7/20/20                                                        330,965            367,572
11.50%, 2/15/13                                                               11,426             12,542
12%, 12/15/12-3/15/14                                                          6,108              6,949
12.50%, 1/15/14-11/15/14                                                      83,272             93,085
13%, 4/15/11-12/15/14                                                         10,026             11,040
13.50%, 5/15/11-1/15/13                                                        9,090             10,286
14%, 6/15/11                                                                   3,710              4,200
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1999-32, Cl.
ZB, 8%, 9/16/29                                                            7,702,974          8,351,661
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, (1.649)%, 7/16/28(5)                               2,274,875            249,141
Series 1998-6, Cl. SA, (0.722)%, 3/16/28(5)                                1,417,081            133,975


5  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Series 2006-47, Cl. SA, 14.403%, 8/16/36(5)                            $   8,192,187     $      447,166
                                                                                         ------------------
                                                                                             12,994,654
-----------------------------------------------------------------------------------------------------------
NON-AGENCY--12.8%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL--11.2%
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates:
Series 1996-MD6, Cl. A2, 7.497%, 11/13/29(1)                               3,000,000          3,052,699
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                   1,725,053          1,729,162
-----------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43          4,590,000          4,520,099
-----------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                     3,737,363          3,808,272
-----------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                     2,935,780          2,966,973
Series 2005-E, Cl. 2A2, 4.973%, 6/25/35(1)                                   343,984            343,366
-----------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1,
6.626%, 6/22/24(5)                                                        39,989,152          1,526,330
-----------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.42%, 8/25/08(1,2)                                2,503,173          2,505,692
-----------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-SP GA, Cl. B, 6.662%,
8/13/18                                                                   10,767,000         11,523,845
-----------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                   3,384,256          3,379,764
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                    1,553,728          1,554,748
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                 4,695,354          4,698,617
-----------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                    2,610,000          2,601,034
-----------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29         1,031,405          1,036,770
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G5, Cl. A2, 5.117%,
4/10/37                                                                    2,960,000          2,975,250
-----------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 8.22%,
1/17/34(5)                                                               160,427,376          2,128,566
-----------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                       9,700,606         10,285,297
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                  1,120,000          1,105,751
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                  3,790,000          3,764,371
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                      3,140,000          3,136,104
-----------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A,
2.514%, 7/26/24(2)                                                           511,087            342,508
-----------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                       4,167,665          4,168,541
Series 2004-9, Cl. A3, 4.70%, 8/25/34(1)                                   2,098,648          2,085,180
-----------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series        10,000,000         10,492,507
2001-C1, Cl. A2, 6.36%, 3/12/34


6  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                $   8,181,000     $    8,814,432
-----------------------------------------------------------------------------------------------------------
RALI, Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                       1,214,307          1,214,191
-----------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                        4,042,856          4,038,308
-----------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.672%, 5/25/35(1)                                1,866,471          1,862,546
                                                                                         ------------------
                                                                                            101,660,923
-----------------------------------------------------------------------------------------------------------
OTHER--0.5%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.725%, 2/25/32(1)                                       3,257,251          3,312,761
-----------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.57%, 7/25/45(1)                               1,115,237          1,118,228
                                                                                         ------------------
                                                                                              4,430,989
-----------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.1%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                             6,662,487          6,747,854
-----------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                          2,500,000          2,514,289
-----------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1995-2B, Cl. 2IO, 5.777%, 6/15/25(5)                     10,413,262            228,854
-----------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Mtg. Pass-Through
Certificates, Series 2000-1, Cl. M3, 7.07%, 1/25/40(1)                       789,560            793,399
                                                                                         ------------------
                                                                                             10,284,396
                                                                                         ------------------
Total Mortgage-Backed Obligations (Cost $747,519,555)                                       749,688,886
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--22.3%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                           15,772,000         15,483,609
5.25%, 7/18/11                                                            31,535,000         32,245,704
6.625%, 9/15/09                                                           18,340,000         19,256,395
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.75%, 12/15/10(8)                                                         3,270,000          3,276,530
5%, 10/15/11                                                               9,800,000          9,932,104
6%, 5/15/11                                                               10,372,000         10,912,163
7.25%, 1/15/10                                                            61,478,000         65,944,623
-----------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.921%,
1/15/21(9)                                                                25,656,000         13,046,076
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.50%, 2/15/36                                          455,000            450,628
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 8/31/11                                                           21,852,000         22,022,730
5.125%, 6/30/11                                                            9,805,000         10,079,221
                                                                                         ------------------
Total U.S. Government Obligations (Cost $200,201,325)                                       202,649,783


7  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.0%
Undivided interest of 25.09% in joint repurchase agreement
(Principal Amount/Value $109,712,000, with a maturity value of
$109,728,091) with UBS Warburg LLC, 5.28%, dated 11/30/06, to be repurchased at $27,533,038 on 12/1/06, collateralized by Federal
National Mortgage Assn., 5%, 12/1/35, with a value of $112,166,126
(Cost $27,529,000)                                                     $  27,529,000     $   27,529,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,036,580,854)                              113.9%     1,037,091,862
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (13.9)      (126,168,326)
                                                                     --------------------------------------
Net Assets                                                                     100.0%    $  910,923,536
                                                                     ======================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.
2. Illiquid security. The aggregate value of illiquid securities as of November 30, 2006 was $4,324,560, which represents 0.47% of the Fund's net assets. See accompanying Notes.
3. Issue is in default. See accompanying Notes.
4. Non-income producing security.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $31,441,855 or 3.45% of the Fund's net assets as of November 30, 2006.
6. When-issued security or forward commitment to be delivered and settled after November 30, 2006. See accompanying Notes.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $2,236,104 or 0.25% of the Fund's net assets as of November 30, 2006.
8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $2,003,994. See accompanying Notes.
9. Zero coupon bond reflects effective yield on the date of purchase.


8  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of



9  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


November 30, 2006, the Fund had purchased $185,242,149 of securities issued on a when-issued basis or forward commitment and sold $55,948,547 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of November 30, 2006, securities with an aggregate market value of $60,465, representing less than 0.01% of the Fund's net assets, were in default.

 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future


10  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of November 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                                               UNREALIZED
                                   EXPIRATION      NUMBER OF        VALUATION AS OF          APPRECIATION
CONTRACT DESCRIPTION                    DATES      CONTRACTS      NOVEMBER 30, 2006        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                       3/21/07          1,550          $  77,281,250           $ 2,251,681
U.S. Treasury Nts., 5 yr.             3/30/07             32              3,397,000                15,917
                                                                                              -------------
                                                                                                2,267,598
                                                                                              -------------


11  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                                               UNREALIZED
                                   EXPIRATION      NUMBER OF        VALUATION AS OF          APPRECIATION
CONTRACT DESCRIPTION                    DATES      CONTRACTS      NOVEMBER 30, 2006        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.             3/30/07            759             55,595,000           $  (358,307)
U.S. Treasury Nts., 10 yr.   12/19/06-3/21/07            616             67,225,516              (628,832)
                                                                                              -------------

                                                                                                 (987,139)
                                                                                              -------------
                                                                                              $ 1,280,459
                                                                                              =============

TOTAL RETURN SWAP CONTRACTS
A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of November 30, 2006, the Fund had entered into the following total return swap agreements:

                 SWAP        NOTIONAL                                                       TERMINATION          UNREALIZED
         COUNTERPARTY          AMOUNT     PAID BY THE FUND      RECEIVED BY THE FUND              DATES        DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
                                          If negative, the      Lehman Brothers CMBS
                                         absolute value of         Spread plus Total
                                          the Total Return       Return Amount value
                                              Amount for a         for a given Index
Deutsche Bank AG          $10,000,000   given Index Period.                  Period.            12/1/06             $15,133
---------------------------------------------------------------------------------------------------------------------------


12  |  Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                 SWAP        NOTIONAL                                                       TERMINATION          UNREALIZED
         COUNTERPARTY          AMOUNT     PAID BY THE FUND      RECEIVED BY THE FUND              DATES        DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                          If negative, the              If positive,
                                         absolute value of        receive the Spread
                                                the Lehman             on the Lehman
                                         Brothers CMBS AAA         Brothers CMBS AAA
Lehman Brothers                             8.5 plus Index            8.5 plus Index
Special Financing,                           Spread Return      Spread Return Amount
Inc.                       9,450,000               Amount.         and Carry Amount.            12/1/06              14,351
                                                                                                            -----------------
                                                                                                                    $29,484
                                                                                                            =================

Abbreviation is as follows:
CMBS       Commercial Mortgage Backed Securities

ILLIQUID SECURITIES
As of November 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,036,922,358
Federal tax cost of other investments            (43,422,725)
                                              ---------------
Total federal tax cost                        $  993,499,633
                                              ===============

Gross unrealized appreciation                 $   15,444,287
Gross unrealized depreciation                    (14,023,808)
                                              ---------------
Net unrealized appreciation                   $    1,420,479
                                              ===============


13  |  Oppenheimer U.S. Government Trust



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date:    January 9, 2007

By:  /S/ Brian W. Wixted
     ---------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: January 9, 2007